Share-based Compensation (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Number Outstanding (in shares)	50,190,000
Weighted Average Remaining Contractual Life	3 years 3 months 25 days
2009 RSU Plan
Share-based Compensation
Total number of shares reserved	258,789,450
Stock Options
Share-based Compensation
Aggregate intrinsic value of options outstanding and exercisable	0.02
Aggregate intrinsic value of options exercisable	0.01
Company's closing stock price per ADS used to calculate intrinsic value	42.53
Company's closing stock price per share used to calculate intrinsic value	1.7012
Restricted Share Units
Share-based Compensation
Aggregate intrinsic value of RSUs outstanding	82.9
Company's closing stock price per ADS used to calculate intrinsic value	42.53
Company's closing stock price per share used to calculate intrinsic value	1.7012
Performance-based settled in stock
Share-based Compensation
Number Outstanding (in shares)	531,000
Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Time-based-settled in stock/cash
Share-based Compensation
Number Outstanding (in shares)	28,934,000
Weighted Average Remaining Contractual Life	3 years 5 months 12 days
Time-based-settled in stock
Share-based Compensation
Number Outstanding (in shares)	20,725,000
Weighted Average Remaining Contractual Life	3 years 2 months 5 days